Goldman Sachs Mid Cap Value Fund Annual Fund Operating Expenses - Class P Shares [Member] - Goldman Sachs Mid Cap Value Fund - Class P Shares	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.83%